united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 7/31

Date of reporting period: 1/31/24

Item 1. Reports to Stockholders.

(a)

Astor Dynamic Allocation Fund

Class A: ASTLX     Class C: ASTZX     Class I: ASTIX

Astor Sector Allocation Fund

Class A: ASPGX     Class C: CSPGX     Class I: STARX

Astor Macro Alternative Fund

Class A: ASTMX     Class I: GBLMX

Semi-Annual Report

January 31, 2024

1-877-738-0333

Distributed by Northern Lights Distributors, LLC

Member FINRA

ASTOR DYNAMIC ALLOCATION FUND
PORTFOLIO REVIEW (Unaudited)
January 31, 2024

Average Annual Total Return through January 31, 2024*, as compared to its benchmarks:

	Six Months	One Year	Five Year	Ten Year	Inception (1)	Inception (2)	Inception (3)
Astor Dynamic Allocation Fund - Class A Shares	3.74%	7.88%	4.63%	5.05%	N/A	N/A	5.05%
Astor Dynamic Allocation Fund - Class A Shares With Load	-1.20%	2.76%	3.62%	4.55%	N/A	N/A	4.64%
Astor Dynamic Allocation Fund - Class C Shares	3.38%	7.05%	3.84%	4.27%	N/A	3.58%	N/A
Astor Dynamic Allocation Fund - Class I Shares	3.87%	8.14%	4.87%	5.31%	4.62%	N/A	N/A
S&P 500 Total Return Index **	6.43%	20.82%	14.30%	12.62%	13.14%	13.08%	13.98%
60/40 S&P 500/Bloomberg U.S. Aggregate Bond Index ***	5.15%	13.07%	9.06%	8.35%	8.99%	8.92%	9.16%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying funds, are 1.82%, 2.57%, and 1.57% for Class A, Class C, and Class I respectively, per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 1.55%, 2.30%, and 1.30% for Class A, Class C, and Class I shares, respectively. Pursuant to a written contract (the “Waiver Agreement”), the advisor has agreed, at least until November 30, 2024, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the advisor)) do not exceed 1.40%, 2.15%, and 1.15% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the purchase price. Performance figures for periods greater than one year are annualized. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This Index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

***	The 60/40 S&P 500/Bloomberg U.S. Aggregate Bond Index is compromised of 60% of the S&P 500 Total Return Index and 40% of the Bloomberg U.S. Aggregate Bond Index. The Blended Index rebalances its weightings on a monthly frequency. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	Class I inception date is October 19, 2009.

(2)	Class C inception date is March 12, 2010.

(3)	Class A inception date is November 30, 2011.

The Fund’s holdings by asset class, as of January 31, 2024 are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	50.5%
Exchange Traded Funds - Fixed Income	48.1%
Short-Term Investments	1.5%
Liabilities In Excess of Other Assets	-0.1%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

ASTOR SECTOR ALLOCATION FUND
PORTFOLIO REVIEW (Unaudited)
January 31, 2024

Average Annual Total Return through January 31, 2024*, as compared to its benchmarks:

	Six Months	One Year	Five Year	Ten Year	Since Inception (1)	Since Inception (2)
Astor Sector Allocation Fund - Class A Shares	3.86%	6.25%	7.26%	6.00%	N/A	7.76%
Astor Sector Allocation Fund - Class A Shares With Load	-1.07%	1.20%	6.22%	5.49%	N/A	7.33%
Astor Sector Allocation Fund - Class C Shares	3.39%	5.47%	6.45%	5.20%	N/A	6.95%
Astor Sector Allocation Fund - Class I Shares	3.92%	6.47%	7.51%	6.26%	6.06%	N/A
S&P 500 Total Return Index **	6.43%	20.82%	14.30%	12.62%	12.26%	13.98%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying funds, are 2.46%, 3.21%, and 2.21% for Class A, Class C, and Class I respectively, per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expenses, including underlying funds, are 1.58%, 2.33%, and 1.33% for Class A, Class C and Class I shares, respectively. Pursuant to a written contract (the “Waiver Agreement”), the advisor has agreed, at least until November 30, 2024, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the advisor)) do not exceed 1.40%, 2.15% and 1.15%, for Class A, Class C, Class I shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the purchase price. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This Index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	Class I inception date is January 6, 2014.

(2)	Class A and C inception date is November 30, 2011.

The Fund’s holdings by asset class, as of January 31, 2024 are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	54.7%
Exchange Traded Funds - Fixed Income	43.6%
Short Term Investments	1.9%
Liabilities in Excess of Other Assets	-0.2%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

ASTOR MACRO ALTERNATIVE FUND
PORTFOLIO REVIEW (Unaudited)
January 31, 2024

Average Annual Total Return through January 31, 2024*, as compared to its benchmarks:

	Six Months	One Year	Five Year	Ten Year	Since Inception (1)	Since Inception (2)
Astor Macro Alternative Fund - Class A Shares	5.90%	3.05%	N/A	N/A	N/A	-1.88%
Astor Macro Alternative Fund - Class A Shares With Load	0.82%	-1.89%	N/A	N/A	N/A	-3.48%
Astor Macro Alternative Fund - Class I Shares	6.00%	3.31%	4.80%	N/A	4.64%	N/A
S&P 500 Total Return Index **	6.43%	20.82%	14.30%	N/A	12.11%	9.13%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense, including underlying funds, are 2.96% and 2.71% for Class A and Class I, respectively, per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 2.09% and 1.84% for Class A and Class I shares, respectively. Pursuant to a written contract (the “Waiver Agreement”), the advisor has agreed, at least until November 30, 2024, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the advisor)) do not exceed 1.90% and 1.65% for Class A and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the purchase price. Performance figures for periods greater than one year are annualized. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This Index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	Class I inception date is June 22, 2015.

(2)	Class A inception date is February 24, 2021.

The Fund’s holdings by asset class, as of January 31, 2024 are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Fixed Income	69.7%
Exchange Traded Funds - Mixed Allocation	9.9%
Exchange Traded Funds - Equity	5.7%
Other Assets in Excess of Liabilities	14.7%
Total	100.0%

Please refer to the Consolidated Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

ASTOR DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.6%
	EQUITY - 50.5%
238,215	FT Vest US Equity Buffer ETF - May(a)	$9,979,994
52,164	Invesco S&P 500 Equal Weight ETF	8,161,579
131,509	SPDR Portfolio Emerging Markets ETF	4,487,087
154,463	SPDR Portfolio S&P 1500 Composite Stock Market ETF	9,139,576
38,276	SPDR Portfolio S&P 400 Mid Cap ETF	1,832,655
179,434	SPDR Portfolio S&P 500 ETF	10,195,440
45,642	SPDR Portfolio S&P 600 Small Cap ETF	1,848,501
		45,644,832
	FIXED INCOME - 48.1%
99,450	iShares 0-3 Month Treasury Bond ETF	10,015,609
213,604	Janus Henderson AAA CLO ETF	10,816,906
183,825	Simplify Enhanced Income ETF	4,507,389
105,982	SPDR Blackstone Senior Loan ETF	4,447,005
39,556	SPDR Bloomberg 1-3 Month T-Bill ETF	3,630,450
326,105	SPDR Bloomberg Investment Grade Floating Rate ETF	10,027,729
		43,445,088

	TOTAL EXCHANGE-TRADED FUNDS (Cost $85,310,534)	89,089,920

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.5%
	MONEY MARKET FUNDS - 1.5%
1,357,029	First American Government Obligations Fund Class X, 5.25% (Cost $1,357,029)(b)	1,357,029

	TOTAL INVESTMENTS - 100.1% (Cost $86,667,563)	$90,446,949
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(80,055)
	NET ASSETS - 100.0%	$90,366,894

CLO	- Collateralized Loan Obligation

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of January 31, 2024.

See accompanying notes to financial statements.

ASTOR SECTOR ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.3%
	EQUITY - 54.7%
16,492	Consumer Discretionary Select Sector SPDR Fund	$2,818,813
24,048	Consumer Staples Select Sector SPDR Fund	1,753,580
12,855	Energy Select Sector SPDR Fund	1,072,236
18,412	Industrial Select Sector SPDR Fund	2,078,531
7,417	Materials Select Sector SPDR Fund	609,752
18,106	Vanguard Communication Services ETF	2,214,544
		10,547,456
	FIXED INCOME - 43.6%
48,729	Blackrock Short Maturity Bond	2,472,997
7,971	Goldman Sachs Access Treasury 0-1 Year ETF	798,375
21,757	iShares Short Treasury Bond ETF	2,405,671
21,216	SPDR Bloomberg 1-3 Month T-Bill ETF	1,947,204
25,496	SPDR Bloomberg Investment Grade Floating Rate ETF	784,002
		8,408,249

	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,263,772)	18,955,705

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.9%
	MONEY MARKET FUNDS - 1.9%
370,134	First American Government Obligations Fund Class X, 5.25% (Cost $370,134)(a)	370,134

	TOTAL INVESTMENTS - 100.2% (Cost $18,633,906)	$19,325,839
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(30,991)
	NET ASSETS - 100.0%	$19,294,848

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of January 31, 2024.

See accompanying notes to financial statements.

ASTOR MACRO ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 85.3%
	EQUITY - 5.7%
4,194	Alerian MLP ETF	$186,381
689	Invesco QQQ Trust Series 1	287,292
1,365	iShares MSCI Chile ETF	34,712
246	iShares MSCI India ETF	12,273
555	iShares MSCI Malaysia ETF	11,733
182	iShares MSCI Mexico ETF	12,132
462	iShares MSCI Philippines ETF	12,234
565	iShares MSCI Poland ETF	12,374
588	iShares MSCI Thailand ETF	34,957
1,648	iShares MSCI Turkey ETF	58,998
		663,086
	FIXED INCOME - 69.7%
10,156	iShares 20+ Year Treasury Bond ETF	981,679
66,468	iShares Floating Rate Bond ETF	3,385,880
30,417	iShares Short Treasury Bond ETF	3,363,208
7,563	iShares Trust iShares 1-5 Year Investment Grade	389,343
		8,120,110
	MIXED ALLOCATION - 9.9%
40,180	KFA Mount Lucas Managed Future	1,146,335

	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,954,546)	9,929,531

	TOTAL INVESTMENTS - 85.3% (Cost $9,954,546)	$9,929,531
	OTHER ASSETS IN EXCESS OF LIABILITIES - 14.7%	1,713,497
	NET ASSETS - 100.0%	$11,643,028

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(a)	Value and Unrealized Appreciation (Depreciation)
10	3 Month Euro Euribor Future(b)	09/16/2024	$2,626,148	$397
9	CBOT Soybean Future(b)	03/14/2024	550,013	9,450
8	Eurex 10 Year Euro BUND Future(b)	03/07/2024	1,174,284	1,300
20	Long Gilt Future(b)	03/26/2024	2,533,869	30,304
15	Montreal Exchange 3 Month Canadian Bank Acceptance(b)	09/16/2024	2,662,392	(1,119)
2	NYBOT CSC C Coffee Future(b)	03/18/2024	145,538	17,550
4	NYMEX Henry Hub Natural Gas Futures(b)	02/27/2024	84,000	160

See accompanying notes to financial statements.

ASTOR MACRO ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(a)	Value and Unrealized Appreciation (Depreciation)
17	SFE 90 Day Australian Bank Accepted Bills Future(b)	09/12/2024	$11,043,096	$4,852
9	Three Month SONIA Index Futures(b)	09/17/2024	2,716,584	(5,125)
2	TSE Japanese 10 Year Bond Futures(b)	03/13/2024	1,987,484	(2,465)
	TOTAL FUTURES CONTRACTS			$55,304

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(a)	Value and Unrealized Appreciation (Depreciation)
6	CBOT 10 Year US Treasury Note(b)	03/19/2024	$673,969	$(3,384)
13	CBOT Corn Future(b)	03/14/2024	291,363	21,363
3	CBOT Soybean Meal Future(b)	03/14/2024	110,490	(2,550)
4	CBOT Soybean Oil Future(b)	03/14/2024	110,448	5,976
7	CBOT Wheat Future(b)	03/14/2024	208,338	(2,163)
15	CME Australian Dollar Currency Future(b)	03/18/2024	990,750	(945)
58	CME Brazilian Real Currency Future(b)	02/29/2024	1,172,180	(1,160)
7	CME British Pound Currency Future(b)	03/18/2024	556,281	269
17	CME Euro Foreign Exchange Currency Future(b)	03/18/2024	2,307,856	1,169
25	CME Japanese Yen Currency Future(b)	03/18/2024	2,151,094	(4,738)
6	CME Lean Hogs Future(b)	04/12/2024	203,580	(480)
7	CME Live Cattle Future(b)	04/30/2024	505,960	(11,040)
17	CME Mexican Peso Currency Future(b)	03/18/2024	491,725	(2,495)
44	CME South African Rand Currency Future(b)	03/18/2024	1,176,450	(6,450)
16	Montreal Exchange 10 Year Canadian Bond Future(b)	03/19/2024	1,448,151	(16,332)
5	NYBOT CSC Cocoa Future(b)	03/13/2024	241,100	(2,350)
5	NYBOT CSC Number 11 World Sugar Future(b)	02/29/2024	135,128	13,216
7	NYBOT CTN Number 2 Cotton Future(b)	03/06/2024	298,095	(15,190)
3	NYMEX Light Sweet Crude Oil Future(b)	03/20/2024	227,130	(10,540)
2	NYMEX NY Harbor ULSD Futures(b)	02/29/2024	233,957	(6,090)
2	NYMEX Reformulated Gasoline Blendstock for Oxygen(b)	02/29/2024	187,421	2,192
	TOTAL FUTURES CONTRACTS			$(41,822)

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SONIA	- Sterling Overnight Index Average

(a)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(b)	All or a portion of this investment is a holding of the AMA (AMA Fund Limited).

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2024

			Astor Macro
	Astor Dynamic	Astor Sector	Alternative Fund
	Allocation Fund	Allocation Fund	(Consolidated)
ASSETS
Investment securities :
At cost	$86,667,563	$18,633,906	$9,954,546
At value	$90,446,949	$19,325,839	$9,929,531
Receivable due from advisor	—	4,948	14,857
Deposits for futures contracts	—	—	1,547,457
Net unrealized appreciation on futures contracts	—	—	13,482
Dividends and interest receivable	6,117	1,092	669
Receivable for securities sold	—	—	617,692
Receivable for Fund shares sold	25,278	—	6,899
Prepaid expenses and other assets	17,408	8,341	2,590
TOTAL ASSETS	90,495,752	19,340,220	12,133,177

LIABILITIES
Due to custodian	—	—	75,420
Payable for securities purchased	—	—	359,753
Distribution (12b-1) fees payable	15,136	2,363	367
Investment advisory fees payable	56,950	—	—
Payable to related parties	50,620	16,045	20,238
Payable for Fund shares redeemed	6,278	15,525	3,303
Accrued expenses and other liabilities	29,874	11,439	31,068
TOTAL LIABILITIES	158,858	45,372	490,149
NET ASSETS	$90,336,894	$19,294,848	$11,643,028

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$86,098,754	$18,242,644	$12,466,868
Accumulated earnings (losses)	4,238,140	1,052,204	(823,840)
NET ASSETS	$90,336,894	$19,294,848	$11,643,028

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
January 31, 2024

			Astor Macro
	Astor Dynamic	Astor Sector	Alternative Fund
	Allocation Fund	Allocation Fund	(Consolidated)
Net Asset Value Per Share:
Class A Shares:
Net Assets	$10,019,022	$7,958,143	$427,357
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	784,045	571,822	40,540
Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share	$12.78	$13.92	$10.54
Maximum offering price per share (4.75% sales charge)	$13.42	$14.61	$11.07

Class C Shares:
Net Assets	$15,601,402	$4,136,334	$—
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,313,152	334,610	—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.88	$12.36	$—

Class I Shares:
Net Assets	$64,716,470	$7,200,371	$11,215,671
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,035,352	505,474	1,059,386
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.85	$14.24	$10.59

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2024

			Astor Macro
	Astor Dynamic	Astor Sector	Alternative Fund
	Allocation Fund	Allocation Fund	(Consolidated)
INVESTMENT INCOME
Dividends	$1,804,819	$365,504	$297,347
Interest	47,131	7,508	—
TOTAL INVESTMENT INCOME	1,851,950	373,012	297,347

EXPENSES
Investment advisory fees	446,234	94,945	98,327
Distribution (12b-1) fees, Class A shares	12,397	9,662	589
Distribution (12b-1) fees, Class C shares	79,914	24,132	—
Administrative services fees	42,700	25,611	34,466
Transfer agent fees	42,320	14,720	25,760
Third party administrative servicing fees	9,200	2,724	831
Registration fees	32,200	28,520	18,400
Accounting services fees	27,232	16,937	13,800
Printing expenses	10,585	3,100	2,367
Compliance officer fees	10,081	4,876	5,393
Audit fees	8,067	8,067	10,838
Custodian fees	7,969	3,025	3,781
Trustees fees and expenses	7,562	7,597	7,598
Legal fees	9,075	8,700	2,467
Miscellaneous expense	2,830	2,425	2,022
Insurance expense	2,024	1,472	1,656
TOTAL EXPENSES	750,390	256,513	228,295

Less: Fees waived and/or expenses reimbursed by the advisor	(118,237)	(107,859)	(116,094)

NET EXPENSES	632,153	148,654	112,201
NET INVESTMENT INCOME	1,219,797	224,358	185,146

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from security transactions	935,561	279,155	184,751
Net realized gain from futures transactions	—	—	665,005
Net realized loss from foreign currency transactions	—	—	(8,455)
Net change in net unrealized appreciation (depreciation) on investments	1,043,964	210,553	(175,057)
Net change in unrealized appreciation on futures contracts	—	—	12,898
Net change in unrealized depreciation on foreign currency translations	—	—	(345)
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	1,979,525	489,708	678,797

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,199,322	$714,066	$863,943

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Astor Dynamic Allocation Fund

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2024	July 31, 2023
FROM OPERATIONS	(Unaudited)
Net investment income	$1,219,797	$2,143,421
Net realized gain (loss) from security transactions	935,561	(92,391)
Net change in unrealized appreciation (depreciation) on investments	1,043,964	2,378,276
Net increase in net assets resulting from operations	3,199,322	4,429,306

DISTRIBUTIONS TO SHAREHOLDERS
Class A	(62,096)	(430,105)
Class C	(77,101)	(807,398)
Class I	(465,116)	(3,696,629)
Total distributions to shareholders	(604,313)	(4,934,132)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	1,092,596	1,960,072
Class C	71,061	564,043
Class I	8,525,090	11,916,435
Distributions reinvested
Class A	54,082	368,859
Class C	68,682	737,754
Class I	331,740	3,161,286
Cost of shares redeemed
Class A	(1,507,990)	(2,709,151)
Class C	(1,895,022)	(6,625,513)
Class I	(19,944,296)	(30,798,345)
Net decrease in net assets from shares of beneficial interest	(13,204,057)	(21,424,560)

TOTAL DECREASE IN NET ASSETS	(10,609,048)	(21,929,386)

NET ASSETS
Beginning of Period/Year	100,945,942	122,875,328
End of Period/Year	$90,336,894	$100,945,942

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Dynamic Allocation Fund

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2024	July 31, 2023
SHARE ACTIVITY	(Unaudited)
Class A:
Shares Sold	88,725	161,875
Shares Reinvested	4,564	30,889
Shares Redeemed	(122,851)	(224,196)
Net decrease in shares of beneficial interest outstanding	(29,562)	(31,432)

Class C:
Shares Sold	6,218	50,023
Shares Reinvested	6,221	66,482
Shares Redeemed	(164,722)	(586,801)
Net decrease in shares of beneficial interest outstanding	(152,283)	(470,296)

Class I:
Shares Sold	689,094	976,286
Shares Reinvested	27,854	263,899
Shares Redeemed	(1,615,140)	(2,535,657)
Net decrease in shares of beneficial interest outstanding	(898,192)	(1,295,472)

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Sector Allocation Fund

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2024	July 31, 2023
FROM OPERATIONS	(Unaudited)
Net investment income	$224,358	$272,583
Net realized gain from security transactions	279,155	2,004,047
Net change in unrealized appreciation (depreciation) on investments	210,553	(1,502,085)
Net increase in net assets resulting from operations	714,066	774,545

DISTRIBUTIONS TO SHAREHOLDERS
Class A	(570,148)	(370,089)
Class C	(362,842)	(349,896)
Class I	(528,349)	(377,388)
Total distributions to shareholders	(1,461,339)	(1,097,373)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	1,018,498	1,818,642
Class C	2,797	204,400
Class I	123,629	481,627
Distributions reinvested
Class A	553,442	348,720
Class C	332,771	323,991
Class I	518,580	362,517
Cost of shares redeemed
Class A	(941,870)	(2,299,230)
Class C	(1,465,595)	(3,627,677)
Class I	(892,281)	(1,550,413)
Net decrease in net assets from shares of beneficial interest	(750,029)	(3,937,423)

TOTAL DECREASE IN NET ASSETS	(1,497,302)	(4,260,251)

NET ASSETS
Beginning of Period/Year	20,792,150	25,052,401
End of Period/Year	$19,294,848	$20,792,150

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Sector Allocation Fund

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2024	July 31, 2023
SHARE ACTIVITY	(Unaudited)
Class A:
Shares Sold	71,697	127,514
Shares Reinvested	39,678	24,997
Shares Redeemed	(66,166)	(161,353)
Net increase (decrease) in shares of beneficial interest outstanding	45,209	(8,842)

Class C:
Shares Sold	218	15,779
Shares Reinvested	26,815	25,933
Shares Redeemed	(115,484)	(282,999)
Net decrease in shares of beneficial interest outstanding	(88,451)	(241,287)

Class I:
Shares Sold	8,520	32,829
Shares Reinvested	36,355	25,427
Shares Redeemed	(61,376)	(106,981)
Net decrease in shares of beneficial interest outstanding	(16,501)	(48,725)

See accompanying notes to financial statements.

The Astor Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Astor Macro Alternative Fund

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2024	July 31, 2023
FROM OPERATIONS	(Unaudited)
Net investment income	$185,146	$460,652
Net realized gain (loss) from security transactions, futures transactions and foreign currency transactions	841,301	(589,174)
Distributions of long term capital gains from underlying investment companies	—	9,763
Net change in unrealized depreciation on investments, futures contracts and foreign currency translations	(162,504)	(524,593)
Net increase (decrease) in net assets resulting from operations	863,943	(643,352)

DISTRIBUTIONS TO SHAREHOLDERS
Class A	(7,796)	(6,954)
Class I	(231,037)	(293,434)
Total distributions to shareholders	(238,833)	(300,388)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	2,858	74,405
Class I	628,670	6,007,513
Distributions reinvested
Class A	7,514	6,763
Class I	209,065	263,966
Cost of shares redeemed
Class A	(144,355)	(87,715)
Class I	(7,157,699)	(21,831,870)
Net decrease in net assets from shares of beneficial interest	(6,453,947)	(15,566,938)

TOTAL DECREASE IN NET ASSETS	(5,828,837)	(16,510,678)

NET ASSETS
Beginning of Period/Year	17,471,865	33,982,543
End of Period/Year	$11,643,028	$17,471,865

SHARE ACTIVITY
Class A:
Shares Sold	272	7,126
Shares Reinvested	712	659
Shares Redeemed	(13,743)	(8,599)
Net decrease in shares of beneficial interest outstanding	(12,759)	(814)

Class I:
Shares Sold	59,530	562,394
Shares Reinvested	19,720	25,495
Shares Redeemed	(684,973)	(2,071,475)
Net decrease in shares of beneficial interest outstanding	(605,723)	(1,483,586)

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented

	Astor Dynamic Allocation Fund Class A

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	January 31,		July 31,	July 31,	July 31,	July 31,	July 31,
	2024		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value, beginning of period/year	$12.40		$12.39	$15.13	$12.86	$13.44	$13.83
Activity from investment operations:
Net investment income (1)	0.16		0.23	0.03	0.03	0.08	0.10
Net realized and unrealized gain (loss) on investments	0.30		0.32	(0.85)	2.30	(0.33)	(0.00	) (6)
Total from investment operations	0.46		0.55	(0.82)	2.33	(0.25)	0.10
Less distributions from:
Net investment income	(0.08)		(0.18)	(0.06)	(0.04)	(0.09)	(0.12)
Net realized gains	—		(0.36)	(1.86)	(0.02)	(0.22)	(0.37)
Return of capital	—		—	—	—	(0.02)	—
Total distributions	(0.08)		(0.54)	(1.92)	(0.06)	(0.33)	(0.49)
Net asset value, end of period/year	$12.78		$12.40	$12.39	$15.13	$12.86	$13.44
Total return (2)	3.74	% (7)	4.65%	(6.59)%	18.20%	(2.02)%	1.25%
Net assets, at end of period/year (000s)	$10,019		$10,086	$10,469	$11,834	$14,089	$17,290
Ratio of gross expenses to average net assets (3)(4)	1.65	% (8)	1.67%	1.58%	1.59%	1.53%	1.50%
Ratio of net expenses to average net assets (4)	1.40	% (8)	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets (4)(5)	2.53	% (8)	1.89%	0.20%	0.21%	0.63%	0.76%
Portfolio Turnover Rate	67	% (7)	73%	122%	111%	116%	79%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any sales charges (loads) and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented

	Astor Dynamic Allocation Fund Class C

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	January 31,		July 31,	July 31,	July 31,	July 31,	July 31,
	2024		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value, beginning of period/year	$11.55		$11.60	$14.33	$12.26	$12.87	$13.30
Activity from investment operations:
Net investment income (loss) (1)	0.11		0.13	(0.07)	(0.08)	(0.02)	(0.00	) (6)
Net realized and unrealized gain (loss) on investments	0.28		0.28	(0.79)	2.19	(0.32)	(0.00	) (6)
Total from investment operations	0.39		0.41	(0.86)	2.11	(0.34)	(0.00	) (6)
Less distributions from:
Net Investment income	(0.06)		(0.10)	(0.01)	(0.02)	(0.03)	(0.06)
Net realized gains	—		(0.36)	(1.86)	(0.02)	(0.22)	(0.37)
Return of capital	—		—	—	—	(0.02)	—
Total distributions	(0.06)		(0.46)	(1.87)	(0.04)	(0.27)	(0.43)
Net asset value, end of period/year	$11.88		$11.55	$11.60	$14.33	$12.26	$12.87
Total return (2)	3.38	% (7)	3.79%	(7.22)%	17.25%	(2.74)%	0.51%
Net assets, at end of period/year (000s)	$15,601		$16,929	$22,446	$31,288	$33,278	$30,916
Ratio of gross expenses to average net assets (3)(4)	2.40	% (8)	2.42%	2.33%	2.34%	2.28%	2.25%
Ratio of net expenses to average net assets (4)	2.15	% (8)	2.15%	2.15%	2.15%	2.15%	2.15%
Ratio of net investment income (loss) to average net assets (4)(5)	1.78	% (8)	1.15%	(0.55)%	(0.55)%	(0.14)%	0.02%
Portfolio Turnover Rate	67	% (7)	73%	122%	111%	116%	79%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented

	Astor Dynamic Allocation Fund Class I

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	January 31,		July 31,	July 31,	July 31,	July 31,	July 31,
	2024		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value, beginning of period/year	$12.46		$12.44	$15.18	$12.90	$13.47	$13.86
Activity from investment operations:
Net investment income (1)	0.17		0.26	0.06	0.06	0.11	0.14
Net realized and unrealized gain (loss) on investments	0.31		0.32	(0.86)	2.31	(0.33)	(0.01)
Total from investment operations	0.48		0.58	(0.80)	2.37	(0.22)	0.13
Less distributions from:
Net investment income	(0.09)		(0.20)	(0.08)	(0.07)	(0.10)	(0.15)
Net realized gains	—		(0.36)	(1.86)	(0.02)	(0.22)	(0.37)
Return of capital	—		—	—	—	(0.03)	—
Total distributions	(0.09)		(0.56)	(1.94)	(0.09)	(0.35)	(0.52)
Net asset value, end of period/year	$12.85		$12.46	$12.44	$15.18	$12.90	$13.47
Total return (2)	3.87	% (6)	4.93%	(6.40)%	18.49%	(1.74)%	1.47%
Net assets, at end of period/year (000s)	$64,716		$73,932	$89,960	$114,744	$180,929	$177,450
Ratio of gross expenses to average net assets (3)(4)	1.40	% (7)	1.42%	1.33%	1.34%	1.28%	1.25%
Ratio of net expenses to average net assets (4)	1.15	% (7)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets (4)(5)	2.79	% (7)	2.15%	0.45%	0.45%	0.86%	1.03%
Portfolio Turnover Rate	67	% (6)	73%	122%	111%	116%	79%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year Presented

	Astor Sector Allocation Fund Class A

	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	January 31,		July 31,	July 31,		July 31,	July 31,	July 31,
	2024		2023	2022		2021	2020	2019
	(Unaudited)
Net asset value, beginning of period/year	$14.44		$14.58	$18.23		$14.08	$15.57	$18.31
Activity from investment operations:
Net investment income (loss) (1)	0.17		0.20	(0.02)		0.02	0.06	0.07
Net realized and unrealized gain (loss) on investments	0.39		0.36	(0.85)		4.18	(0.04)	(0.48)
Total from investment operations	0.56		0.56	(0.87)		4.20	0.02	(0.41)
Less distributions from:
Net investment income	(0.10)		(0.14)	(0.03)		(0.05)	(0.02)	(0.04)
Net realized gains	(0.98)		(0.56)	(2.75)		—	(1.49)	(2.29)
Total distributions	(1.08)		(0.70)	(2.78)		(0.05)	(1.51)	(2.33)
Net asset value, end of period/year	$13.92		$14.44	$14.58		$18.23	$14.08	$15.57
Total return (2)	3.86	% (8)	4.05%	(6.24)%		29.87%	(0.23)%	0.66%
Net assets, at end of period/year (000s)	$7,958		$7,607	$7,808		$7,790	$8,148	$10,934
Ratio of gross expenses to average net assets (3)(4)	2.47	% (9)	2.28%	2.08	% (6)	2.05%	1.94%	1.66%
Ratio of net expenses to average net assets (4)	1.40	% (9)	1.40%	1.41	% (7)	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets (4)(5)	2.27	% (9)	1.38%	(0.11)%		0.12%	0.43%	0.44%
Portfolio Turnover Rate	57	% (8)	80%	84%		166%	119%	138%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any sales charges (loads) and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Expenses before waivers (excluding overdraft custody expense of 0.01%) was 2.07% for the year ended July 31, 2022.

(7)	Expenses after waivers (excluding overdraft custody expense of 0.01%) was 1.40% for the year ended July 31, 2022.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year Presented

	Astor Sector Allocation Fund Class C

	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	January 31,		July 31,		July 31,		July 31,	July 31,	July 31
	2024		2023		2022		2021	2020	2019
	(Unaudited)
Net asset value, beginning of period/year	$12.97		$13.18		$16.82		$13.07	$14.64	$17.46
Activity from investment operations:
Net investment income (loss) (1)	0.11		0.08		(0.13)		(0.09)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	0.33		0.34		(0.76)		3.86	(0.04)	(0.48)
Total from investment operations	0.44		0.42		(0.89)		3.77	(0.08)	(0.53)
Less distributions from:
Net investment income	(0.07)		(0.07)		—		(0.02)	—	(0.00	) (6)
Net realized gains	(0.98)		(0.56)		(2.75)		—	(1.49)	(2.29)
Total distributions	(1.05)		(0.63)		(2.75)		(0.02)	(1.49)	(2.29)
Net asset value, end of period/year	$12.36		$12.97		$13.18		$16.82	$13.07	$14.64
Total return (2)	3.39	% (10)	3.35	% (7)	(6.95	)% (7)	28.89%	(0.97)%	(0.09)%
Net assets, at end of period/year (000s)	$4,136		$5,486		$8,759		$12,667	$13,515	$20,213
Ratio of gross expenses to average net assets (3)(4)	3.22	% (11)	3.03%		2.83	% (8)	2.80%	2.69%	2.41%
Ratio of net expenses to average net assets (4)	2.15	% (11)	2.15%		2.16	% (9)	2.15%	2.15%	2.15%
Ratio of net investment income (loss) to average net assets (4)(5)	1.67	% (11)	(0.63)%		(0.87)%		(0.64)%	(0.30)%	(0.32)%
Portfolio Turnover Rate	57	% (10)	80%		84%		166%	119%	138%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Expenses before waivers (excluding overdraft custody expense of 0.01%) was 2.82% for the year ended July 31, 2022.

(9)	Expenses after waivers (excluding overdraft custody expense of 0.01%) was 2.15% for the year ended July 31, 2022.

(10)	Not annualized.

(11)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year Presented

	Astor Sector Allocation Fund Class I

	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	January 31,		July 31,	July 31,		July 31,	July 31,	July 31,
	2024		2023	2022		2022	2020	2019
	(Unaudited)
Net asset value, beginning of period/year	$14.75		$14.87	$18.54		$14.30	$15.77	$18.48
Activity from investment operations:
Net investment income (1)	0.19		0.24	0.02		0.05	0.11	0.11
Net realized and unrealized gain (loss) on investments	0.39		0.37	(0.86)		4.25	(0.05)	(0.47)
Total from investment operations	0.58		0.61	(0.84)		4.30	0.06	(0.36)
Less distributions from:
Net investment income	(0.11)		(0.17)	(0.08)		(0.06)	(0.04)	(0.06)
Net realized gains	(0.98)		(0.56)	(2.75)		—	(1.49)	(2.29)
Total distributions	(1.09)		(0.73)	(2.83)		(0.06)	(1.53)	(2.35)
Net asset value, end of period/year	$14.24		$14.75	$14.87		$18.54	$14.30	$15.77
Total return (2)	3.92	% (8)	4.32%	(5.98)%		30.18%	0.03%	0.97%
Net assets, at end of period/year (000s)	$7,200		$7,700	$8,486		$10,381	$10,711	$19,528
Ratio of gross expenses to average net assets (3)(4)	2.22	% (9)	2.03%	1.83	% (6)	1.80%	1.69%	1.41%
Ratio of net expenses to average net assets (4)	1.15	% (9)	1.15%	1.16	% (7)	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets (4)(5)	2.58	% (9)	1.63%	0.13%		0.36%	0.74%	0.68%
Portfolio Turnover Rate	57	% (8)	80%	84%		166%	119%	138%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Expenses before waivers (excluding overdraft custody expense of 0.01%) was 1.82% for the year ended July 31, 2022.

(7)	Expenses after waivers (excluding overdraft custody expense of 0.01%) was 1.15% for the year ended July 31, 2022.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Period Presented

	Astor Macro Alternative Fund Class A

	Six Months Ended		Year Ended		Year Ended	Period Ended
	January 31,		July 31		July 31	July 31,
	2024		2023		2022	2021 (1)
	(Unaudited)
Net asset value, beginning of year/period	$10.13		$10.57		$12.37	$12.33
Activity from investment operations:
Net investment income (loss) (2)	0.13		0.16		(0.07)	(0.03)
Net realized and unrealized gain (loss) on investments	0.47		(0.47)		(0.92)	0.07
Total from investment operations	0.60		(0.31)		(0.99)	0.04
Less distributions from:
Net investment income	(0.19)		(0.13)		—	—
Net realized gains	—		—		(0.81)	—
Total distributions	(0.19)		(0.13)		(0.81)	—
Net asset value, end of year/period	$10.54		$10.13		$10.57	$12.37
Total return (3)	5.90	% (7)	(2.97	)% (11)	(8.26)%	0.32	% (7)
Net assets, at end of year/period (000s)	$427		$540		$572	$136
Ratio of gross expenses to average net assets (4)(5)	3.61	% (8)	2.77	% (9)	2.37%	2.46	% (8)
Ratio of net expenses to average net assets (5)	1.90	% (8)	1.95	% (10)	2.00%	2.00	% (8)
Ratio of net investment income (loss) to average net assets (5)(6)	2.49	% (8)	1.45%		(0.59)%	(0.80	)% (8)
Portfolio Turnover Rate	50	% (7)	103%		381%	270	% (7)

(1)	The inception date of the Astor Macros Alternative Fund Class A shares was February 24, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any sales charges (loads) and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized.

(9)	Expenses before waivers (excluding overdraft custody expense of 0.01%) was 2.76% for the year ended July 31, 2023.

(10)	Expenses after waivers (excluding overdraft custody expense of 0.01%) was 1.94% for the year ended July 31, 2023.

(11)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

The Astor Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year Presented

	Astor Macro Alternative Fund Class I

	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	January 31,		July 31		July 31,	July 31,	July 31,	July 31,
	2024		2023		2022	2021	2020	2019
	(Unaudited)
Net asset value, beginning of period/year	$10.17		$10.61		$12.38	$11.69	$11.89	$11.07
Activity from investment operations:
Net investment income (loss) (1)	0.15		0.18		(0.04)	(0.07)	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investments	0.47		(0.47)		(0.92)	0.99	1.14	1.25
Total from investment operations	0.62		(0.29)		(0.96)	0.92	1.08	1.20
Less distributions from:
Net investment income	(0.20)		(0.15)		—	(0.11)	(0.64)	(0.11)
Net realized gains	—		—		(0.81)	(0.12)	(0.64)	(0.27)
Total distributions	(0.20)		(0.15)		(0.81)	(0.23)	(1.28)	(0.38)
Net asset value, end of period/year	$10.59		$10.17		$10.61	$12.38	$11.69	$11.89
Total return (2)	6.00	% (6)	(2.76	)% (10)	(8.00)%	7.94%	9.93%	11.54%
Net assets, at end of period/year (000s)	$11,216		$16,932		$33,410	$41,910	$13,546	$6,706
Ratio of gross expenses to average net assets (3)(4)	3.36	% (7)	2.52	% (8)	2.12%	2.21%	3.59%	3.53%
Ratio of net expenses to average net assets (4)	1.65	% (7)	1.70	% (9)	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (4)(5)	2.74	% (7)	1.70%		(0.34)%	(0.55)%	(0.52)%	(0.24)%
Portfolio Turnover Rate	50	% (6)	103%		381%	270%	302%	190%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

(8)	Expenses before waivers (excluding overdraft custody expense of 0.01%) was 2.51% for the year ended July 31, 2023.

(9)	Expenses after waivers (excluding overdraft custody expense of 0.01%) was 1.69% for the year ended July 31, 2023.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
January 31, 2024

1.	ORGANIZATION

The Astor Dynamic Allocation Fund, the Astor Sector Allocation Fund, and Astor Macro Alternative Fund (each a “Fund” or collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Astor Dynamic Allocation Fund seeks total return through a combination of capital appreciation and income. The Astor Sector Allocation Fund seeks capital appreciation. The Astor Macro Alternative Fund seeks to provide positive returns over a market cycle regardless of market conditions or general market direction. Each Fund is a “fund of funds”, in that the funds will generally invest in other investment companies. The Astor Dynamic Allocation Fund commenced operations on October 19, 2009. The Astor Sector Allocation Fund commenced operations on November 30, 2011. The Astor Macro Alternative Fund commenced operations on June 22, 2015.

The Astor Dynamic Allocation Fund currently offers Class A, Class C, and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. The Astor Sector Allocation Fund currently offers Class A, Class C, and Class I shares. Class C and Class I shares are offered at net asset value and Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. The Astor Macro Alternative Fund currently offers Class A and Class I shares. Class I shares are offered at net asset value and Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. Each class represents an interest in the same assets of the respective Fund and classes of a Fund are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares of a Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The consolidated financial statements of the Astor Macro Alternative Fund include the Astor Macro Alternative Fund and its wholly owned subsidiary AMA Fund Limited (“AMA”). AMA commenced operations on June 22, 2015 and is incorporated in the Cayman Islands as an exempted investment company with limited liability.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies” including Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The independent pricing service does not distinguish between smaller-sized

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having sixty days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

closed-end investment company purchased by the Funds will not change. Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.

Futures Contracts – The Astor Macro Alternative Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2024, for the Funds’ assets and liabilities measured at fair value:

Astor Dynamic Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$89,089,920	$—	$—	$89,089,920
Money Market Fund	1,357,029	—	—	1,357,029
Total	$90,446,949	$—	$—	$90,446,949

Astor Sector Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$18,955,705	$—	$—	$18,955,705
Money Market Fund	370,134	—	—	370,134
Total	$19,325,839	$—	$—	$19,325,839

Astor Macro Alternative Fund

Assets **	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$9,929,531	$—	$—	$9,929,531
Open Futures Contracts ***	13,482	—	—	13,482
Total	$9,943,013	$—	$—	$9,943,013

The Funds did not hold any Level 2 or 3 securities during the period.

*	Refer to the Schedule of Investments for classification by asset class.

**	Refer to the Consolidated Schedule of Investments for classification by asset class.

***	Includes cumulative net unrealized appreciation on futures contracts open at January 31, 2024.

Consolidation of Subsidiaries – The consolidated financial statements of the Astor Macro Alternative Fund include AMA, a wholly-owned and controlled foreign corporation (“CFC”).

The Astor Macro Alternative Fund may invest up to 25% of its total assets in the CFC, which acts as an investment vehicle in order to effect certain investments consistent with the Astor Macro Alternative Fund’s investment objectives and policies. The Astor Macro Alternative Fund consolidates the results of subsidiaries in which the Astor Macro Alternative Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, the Astor Macro Alternative Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Astor Macro Alternative Fund’s ability to control the circumstances leading to majority ownership. All significant inter-company accounts and transactions have been eliminated in consolidation.

A summary of the net assets of AMA is as follows:

		% of Astor Macro Alternative
Inception Date of	AMA Net Assets at	Fund’s Net Assets at
AMA:	January 31, 2024	January 31, 2024
6/22/2015	$1,561,029	13.41%

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

The results from operations of AMA were as follows:

Net realized gain	$656,550
Net change in unrealized appreciation	12,553
Net increase in net assets resulting from operations	$669,103

For tax purposes, AMA is an exempted Cayman Islands investment company. AMA has received an undertaking from the government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AMA is a CFC which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, AMA’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Astor Macro Alternative Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures program, the Astor Macro Alternative Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Currency Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Fixed-Income Risk – When the Fund invests in fixed-income ETFs that invest in fixed-income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed-income securities owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors impacting fixed-income securities include credit risk, maturity risk, market risk, extension or prepayment risk, illiquid security risks and investment-grade securities risk. These risks could affect the value of a particular investment by the Fund possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

ETF Risk – Exchange-Traded Funds (“ETFs”) are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. ETFs may employ leverage, which magnifies the changes in the value of the ETFs. Finally, because the value of ETF shares depends on the demand in the market, the advisor may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting performance. If the Fund invests a significant portion of its assets in ETFs offered by one ETF

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

sponsor, the Fund could be exposed to additional risks and losses if the sponsor’s ETFs fall out of favor in the marketplace and trading volumes cause the ETF’s market prices to decline.

You will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses.

Additional risks of investing in ETFs are described below:

(a)       Strategy Risk. Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk and sector risk, as well as risks associated with fixed-income securities.

(b)       Net Asset Value and Market Price Risk. The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.

(c)       Tracking Risk. Investment in the Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability to track the applicable indices.

(d)       Market Risk. The net asset value of the Fund will fluctuate based on changes in the value of the individual securities in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change or climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change or climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Astor Dynamic Allocation Fund, the Astor Sector Allocation Fund, and the Astor Macro Alternative Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Federal Income Taxes – Each Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years July 31, 2021 – July 31, 2023 or expected to be taken in the Funds’ July 31, 2024 tax returns. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The Funds identified their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Astor Macro Alternative Fund’s Consolidated Statement of Assets and Liabilities as of January 31, 2024.

Contract Type/Primary Risk Exposure	Balance Sheet Location	Unrealized Appreciation (Depreciation)
Commodity Risk	Net unrealized appreciation on futures contracts	$19,505
Foreign Exchange Rate Risk	Net unrealized appreciation on futures contracts	(14,350)
Interest Risk	Net unrealized appreciation on futures contracts	8,327
Total		$13,482

The following is a summary of the location of derivative investments on the Astor Macro Alternative Fund’s Consolidated Statement of Operations for the six months ended January 31, 2024:

			Realized and Unrealized Gain
		Location of Gain (Loss) on Derivatives	(Loss) on Derivatives recognized
Derivative Investment Type	Primary Risk Exposure	recognized in income	in income
Futures Contracts	Commodity Risk	Net realized gain from futures transactions	$226,881
	Equity Risk	Net realized loss from futures transactions	(15,513)
	Foreign Exchange Rate Risk	Net realized gain from futures transactions	74,201
	Interest Risk	Net realized gain from futures transactions	379,436
Total			$665,005
Futures Contracts	Commodity Risk	Net change in unrealized appreciation (depreciation) on futures contracts	$61,715
	Foreign Exchange Rate Risk	Net change in unrealized appreciation (depreciation) on futures contracts	(18,149)
	Interest Risk	Net change in unrealized appreciation (depreciation) on futures contracts	(30,668)
Total			$12,898

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Astor Macro Alternative Fund.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

Offsetting of Financial Assets and Derivative Assets

The Astor Macro Alternative Fund’s policy is to recognize a net asset or liability equal to the unrealized gain (loss) on futures contracts. The following table shows additional information regarding the offsetting of assets and liabilities at January 31, 2024 for the Astor Macro Alternative Fund.

Gross Amounts Not Offset in the
Consolidated Statement of Assets &
Assets:				Liabilities
Net Amounts of Assets
		Gross Amounts Offset	Presented in the
	Gross Amounts	in the Consolidated	Consolidated
	of Recognized	Statement of Assets &	Statement of Assets &	Financial	Cash Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged	Net Amount
Futures Contracts	$108,197	$(94,715)	$13,482	$—	$—	$13,482
Total	$108,197	$(94,715)	$13,482	$—	$—	$13,482

Liabilities:
Net Amounts of
		Gross Amounts Offset	Liabilities Presented in
	Gross Amounts	in the Consolidated	the Consolidated
	of Recognized	Statement of Assets &	Statement of Assets &	Financial	Cash Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Received	Net Amount
Futures Contracts	$(94,715)	$94,715	$—	$—	$—	$—
Total	$(94,715)	$94,715	$—	$—	$—	$—

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Security Loans – The Astor Dynamic Allocation Fund and the Astor Sector Allocation Fund have entered into a securities lending arrangement with BNP Paribas (the “Borrower”). Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Fund is indemnified for such losses by the security lending agreement. Should the Borrower fail financially, the Funds have the right to repurchase the securities using the collateral in the open market. During the six months ended January 31, 2024, the Fund did not lend out securities.

3.	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, amounted to $61,766,362 and $72,981,067 respectively, for Astor Dynamic Allocation Fund, $11,216,241 and $13,248,574, respectively, for Astor Sector Allocation Fund, and $5,926,537 and $12,659,812, respectively, for the Astor Macro Alternative Fund.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Astor Investment Management, LLC (the “Advisor”) is the Funds’ investment advisor. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds (the “Advisory Agreement”), the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Advisor receives a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% for the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund’s average daily net assets and 1.45% of the Astor Macro Alternative Fund’s average daily net assets. The Advisor earned $446,234 $94,945 and $98,327 in management fees for the six months ended January 31, 2024 from the Astor Dynamic Allocation Fund, Astor Sector Allocation Fund and Astor Macro Alternative Fund, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2024, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the Advisor) do not exceed 1.40%, 2.15% and 1.15% per annum of the Astor Dynamic Allocation Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively, 1.40%, 2.15%, and 1.15% per annum of the Astor Sector Allocation Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively, and 1.90% and 1.65% per annum of the Astor Macro Alternative Fund’s average daily net assets for Class A and Class I shares, respectively. Prior to November 28, 2022, the expenses for Astor Macro Alternative Fund did not exceed 2.00% and 1.75% for Class A and Class I shares, respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and any Fund’s operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund(s). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund(s) in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. The Board may terminate this expense reimbursement arrangement at any time.

During the six months ended January 31, 2024, the Advisor waived fees or reimbursed expenses of $118,237, $107,859, and $116,094 for the Astor Dynamic Allocation Fund, Astor Sector Allocation Fund, and the Astor Macro Alternative Fund, respectively, pursuant to the Waiver Agreement. As of July 31, 2023 the Advisor has waived/reimbursed expenses that may be recovered no later than July 31 of the year indicated below:

Fund	2024	2025	2026	Total
Astor Dynamic Allocation Fund	$325,638	$254,781	$292,013	$872,432
Astor Sector Allocation Fund	199,986	191,813	196,196	587,995
Astor Macro Alternative Fund	136,984	152,121	223,888	512,993

The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class A and Class C shares of each Fund. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets attributable to such Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor” or “NLD”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred. The Astor Dynamic Allocation

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

Fund, Astor Sector Allocation Fund and Astor Macro Alternative Fund incurred $92,311 $33,794 and $589 in 12b-1 fees for the six months ended January 31, 2024, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ Class A, Class C, and Class I shares. For the six months ended January 31, 2024, $145, $681 and $142 were paid to the underwriter for the Astor Dynamic Allocation Fund, Astor Sector Allocation Fund and Astor Macro Alternative Fund, respectively. Of these amounts, $23, $109 and $22 were retained by the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund and Astor Macro Alternative Fund, respectively. The Advisor incurs and pays for these fees for the benefit of the Funds.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Funds.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The below table represents aggregate cost for federal tax purposes, for the Funds as of January 31, 2024 and differs from market value by net unrealized appreciation/depreciation which consisted of:

		Gross Unrealized	Gross Unrealized	Total Unrealized
Fund	Aggregate Cost	Appreciation	Depreciation	Appreciation/Depreciation
Astor Dynamic Allocation Fund	$86,843,995	$4,040,169	$(84,351)	$3,955,818
Astor Sector Allocation Fund	18,673,236	787,321	(56,058)	731,263
Astor Macro Alternative Fund	9,958,849	2,496,223	(2,503,454)	(7,231)

The tax character of distributions paid during the fiscal years ended July 31, 2023 and July 31, 2022 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of	Total
July 31, 2023	Income	Capital Gain	Capital	Distribution
Astor Dynamic Allocation Fund	$1,619,362	$3,314,770	$—	$4,934,132
Astor Sector Allocation Fund	188,844	908,529	—	1,097,373
Astor Macro Alternative Fund	184,245	—	116,143	300,388

For fiscal year ended	Ordinary	Long-Term	Return of	Total
July 31, 2022	Income	Capital Gain	Capital	Distribution
Astor Dynamic Allocation Fund	$17,255,306	$1,684,904	$—	$18,940,210
Astor Sector Allocation Fund	4,057,209	525,087	—	4,582,296
Astor Macro Alternative Fund	2,812,079	21,879	33,396	2,867,354

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

As of July 31, 2023, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Astor Dynamic Allocation Fund	$332,922	$—	$—	$(1,411,572)	$—	$2,721,781	$1,643,131
Astor Sector Allocation Fund	—	1,325,817	—	—	—	473,660	1,799,477
Astor Macro Alternative Fund	—	—	—	(1,603,763)	—	154,813	(1,448,950)

The differences between book basis and tax basis undistributed net investment income, accumulated net realized gains, and unrealized appreciation from security transactions are primarily attributable to adjustments for C-corporation return of capital distributions, and the tax deferral of losses on wash sales.

At July 31, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

				CLCF
	Short-Term	Long-Term	Total	UTILIZED
Astor Dynamic Allocation Fund	$1,411,572	$—	$1,411,572	—
Astor Sector Allocation Fund	—	—	—	—
Astor Macro Alternative Fund	1,386,904	216,859	1,603,763	—

During the fiscal year ended July 31, 2023, Astor Dynamic Allocation Fund and Astor Sector Allocation Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the tax adjustments for prior year tax returns, the use of tax equalization credits, distributions in excess, and accumulated losses from the Fund’s wholly owned subsidiary, resulted in reclassifications for the Funds for the fiscal year ended July 31, 2023, as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Astor Dynamic Allocation Fund	$273,771	$(273,771)
Astor Sector Allocation Fund	220,615	(220,615)
Astor Macro Alternative Fund	(1,188,555)	1,188,555

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of January 31, 2024 National Financial Services LLC held 31.13% of the voting securities of the Astor Dynamic Allocation Fund and may be deemed to control the Fund. As of January 31, 2024, National Financial Services LLC held 50.87% of the voting securities of the Astor Macro Alternative Fund and may be deemed to control the Fund.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Astor Macro Alternative Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the iShares Floating Rate Bond ETF and the iShares Short Treasury Bond ETF (the “iShares ETFs”). The Astor Macro Alternative Fund may redeem its investments from these iShares ETFs at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2024

The performance of the Astor Macro Alternative Fund will be directly affected by the performance of the iShares ETFs. The annual report of the iShares ETFs, along with the report of the independent registered public accounting firm, is included in these iShares ETFs’ most recent annual report filed on Form N-CSR available at www.sec.gov. As of January 31, 2024, the percentage of the Astor Macro Alternative Fund’s net assets invested in the iShares Floating Rate Bond ETF and the iShares Short Treasury Bond ETF was 29.08% and 28.89%, respectively .

8.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

At a board meeting held on March 27-28, 2024, the Board of Trustees approved the liquidation of the Astor Macro Alternative Fund. The liquidation is expected to occur on or about April 29, 2024.

The Astor Funds
Expense Examples (Unaudited)
January 31, 2024

Example

As a shareholder of a Fund you will incur two types of costs: (1) transaction costs, including sales loads and redemption fees; and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period.”

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	8/1/23	1/31/24	Period(a)	1/31/24	Period

Astor Dynamic Allocation Fund – Class A	1.40%	$1,000.00	$1,037.40	$7.15	$1,018.12	$7.08
Astor Dynamic Allocation Fund – Class C	2.15%	$1,000.00	$1,033.80	$10.99	$1,014.33	$10.89
Astor Dynamic Allocation Fund – Class I	1.15%	$1,000.00	$1,038.70	$5.88	$1,019.37	$5.82
Astor Sector Allocation Fund – Class A	1.40%	$1,000.00	$1,038.60	$7.15	$1,018.12	$7.08
Astor Sector Allocation Fund – Class C	2.15%	$1,000.00	$1,033.90	$10.99	$1,014.33	$10.89
Astor Sector Allocation Fund – Class I	1.15%	$1,000.00	$1,039.20	$5.88	$1,019.37	$5.82
Astor Macro Alternative Fund – Class A	1.90%	$1,000.00	$1,059.00	$8.52	$1,015.37	$8.34
Astor Macro Alternative Fund – Class I	1.65%	$1,000.00	$1,060.00	$8.52	$1,016.86	$8.34

(a)	Actual Expenses Paid During Period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days and divided by 366.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

This Page Intentionally Left Blank.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-738-0333 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-844-798-3833.

ADVISOR
Astor Investment Management, LLC
111 South Wacker Dr. Suite 3950
Chicago, Illinois 60606

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

AST-SAR24

(b)	Not Applicable

Item 2. Code of Ethics.

(a)       The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)        During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that Mark Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 4/4/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 4/4/2024

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 4/4/2024